Investor A Institutional [Member] Expense Example - Investor A Institutional [Member] - iShares Total U.S. Stock Market Index Fund	Jul. 31, 2025 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77